Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
Basis of preparation of the interim financial statements

Basis of preparation of the interim financial statements

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34.

The significant accounting policies and methods of computation adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company's annual financial statements.